PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
               Prospectus Supplement dated February 10, 1997
                  to Prospectuses dated December 31, 1996

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:


                                  BUSINESS EXPERIENCE
                     YEAR         (AT LEAST 5 YEARS)
                     -------      -------------------------

Robert Swift         1996         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since August, 1995.
                                  Prior to August, 1995, Mr.
                                  Swift was Director and Senior
                                  and Portfolio Manager at IAI
                                  International/Hill Samuel
                                  Investment Advisors.

Ami T. Kuan          1996         Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1993.  Prior
                                  to April, 1993, Ms. Kuan
                                  attended the MIT Sloan School
                                  of Management.

Kelly A. Morgan      1997         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since December,
                                       1996.  Prior to December,
                                       1996, Ms. Morgan was Senior
                                       Vice President at Alliance
                                       Capital Management L.P.

                                                                 31718 2/97

                       PUTNAM EMERGING MARKETS FUND

               Prospectus Supplement dated February 10, 1997
                   to Prospectus dated October 30, 1996

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                    Business experience
                        Year        (at least 5 years)
                        ----        -----------------------------

J. Peter Grant          1995        Employed as an investment
Senior Vice President               professional by Putnam
                                    Management since 1973.

Thomas R. Haslett       1997        Employed as an investment
Managing Director                   professional by Putnam
                                    Management since December,
                                    1996.  Prior to December,
                                    1996, Mr. Haslett was
                                    Managing Director of
                                    Montgomery Asset Management
                                    Ltd.

                                                                 31719 2/97